Janus Henderson Multi-Sector Income Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– 53.5%
Aaset 2019-2 Trust, 6.4130%, 10/16/39 (144A)	$4,723,808	$2,551,588
ACC Auto Trust 2021-A C, 3.7900%, 4/15/27 (144A)	6,000,000	5,783,732
ACC Auto Trust 2021-A D, 6.1000%, 6/15/29 (144A)	3,700,000	3,569,410
Affirm Asset Securitization Trust 2020-A, 6.2300%, 2/18/25 (144A)	1,000,000	998,937
Affirm Asset Securitization Trust 2021-A C, 1.6600%, 8/15/25 (144A)	1,200,000	1,167,437
Affirm Asset Securitization Trust 2021-A D, 3.4900%, 8/15/25 (144A)	3,350,000	3,258,020
Affirm Asset Securitization Trust 2021-A E, 5.6500%, 8/15/25 (144A)	2,010,000	1,978,024
AGL CLO 1 Ltd 2021-10A A,
ICE LIBOR USD 3 Month + 1.1300%, 1.3713%, 4/15/34 (144A)‡	5,000,000	4,949,955
AGL CLO 1 Ltd 2021-10A D,
ICE LIBOR USD 3 Month + 2.9000%, 3.1413%, 4/15/34 (144A)‡	8,000,000	7,707,912
Alaska Airlines 2020-1 Class A Pass Through Trust, 4.8000%, 8/15/27 (144A)	7,248,178	7,411,524
Apidos CLO 2013-12A ER,
ICE LIBOR USD 3 Month + 5.4000%, 5.6413%, 4/15/31 (144A)‡	3,150,000	2,820,104
Apidos CLO 2013-15A A1RR,
ICE LIBOR USD 3 Month + 1.0100%, 1.2640%, 4/20/31 (144A)‡	4,209,000	4,190,645
Atrium CDO Corp 12A AR,
ICE LIBOR USD 3 Month + 0.8300%, 1.0889%, 4/22/27 (144A)‡	11,276,753	11,194,433
Avis Budget Rental Car Funding AESOP LLC 2018-2A D, 3.0400%, 3/20/25 (144A)	13,000,000	12,996,955
Avis Budget Rental Car Funding AESOP LLC 2019-2A D, 3.0400%, 9/22/25 (144A)	5,000,000	4,687,648
Avis Budget Rental Car Funding AESOP LLC 2021-1A D, 3.7100%, 8/20/27 (144A)	6,000,000	5,394,070
BAMLL Commercial Mortgage Securities Trust 2014-FRR4 CK29,
0%, 5/27/23 (144A)	15,370,000	14,103,864
BCP Trust 2021-330N D,
ICE LIBOR USD 1 Month + 2.4920%, 2.8890%, 6/15/38 (144A)‡	10,000,000	9,671,875
Benefit Street Partners CLO Ltd 2016-10A CRR,
ICE LIBOR USD 3 Month + 3.5000%, 3.7540%, 4/20/34 (144A)‡	6,750,000	6,683,870
Benefit Street Partners CLO Ltd 2016-10A DRR,
ICE LIBOR USD 3 Month + 6.7500%, 7.0040%, 4/20/34 (144A)‡	5,000,000	4,759,995
Benefit Street Partners CLO Ltd 2020-21A ER,
ICE LIBOR USD 3 Month + 6.7000%, 6.9391%, 10/15/34 (144A)‡	3,000,000	2,826,642
BlueMountain CLO XXVI Ltd 2019-24A ER,
ICE LIBOR USD 3 Month + 6.8400%, 7.0940%, 4/20/34 (144A)‡	6,500,000	6,148,525
BlueMountain CLO XXVI Ltd 2019-25A D2R,
ICE LIBOR USD 3 Month + 4.1500%, 4.3913%, 7/15/36 (144A)‡	6,250,000	6,139,787
BlueMountain CLO XXVI Ltd 2019-25A ER,
ICE LIBOR USD 3 Month + 7.2500%, 7.3738%, 7/15/36 (144A)‡	6,000,000	5,804,532
BlueMountain CLO XXVI Ltd 2019-26A ER,
ICE LIBOR USD 3 Month + 7.1300%, 7.2549%, 10/20/34 (144A)‡	7,000,000	6,659,275
BlueMountain CLO XXVI Ltd 2021-28A A,
ICE LIBOR USD 3 Month + 1.2600%, 1.5013%, 4/15/34 (144A)‡	5,000,000	4,980,250
Business Jet Securities LLC 2019-1C, 6.9480%, 7/15/34 (144A)	2,431,098	2,286,756
Business Jet Securities LLC 2020-1A B, 3.9670%, 11/15/35 (144A)	5,639,875	5,440,901
Business Jet Securities LLC 2021-1A B, 2.9180%, 4/15/36 (144A)	2,324,936	2,163,166
Business Jet Securities LLC 2021-1A C, 5.0670%, 4/15/36 (144A)	2,378,700	2,239,920
BVRT Financing Trust 2021-1F M2, 2.0997%, 7/1/33‡	3,205,575	3,205,731
BX Commercial Mortgage Trust 2019-MMP F,
ICE LIBOR USD 1 Month + 2.7921%, 3.1891%, 8/15/36 (144A)‡	12,935,269	12,463,340
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 2.0000%, 2.3970%, 10/15/36 (144A)‡	2,550,000	2,503,411
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 2.6500%, 3.0470%, 10/15/36 (144A)‡	15,440,250	15,081,402
BX Commercial Mortgage Trust 2021-21M E,
ICE LIBOR USD 1 Month + 2.1710%, 2.5680%, 10/15/36 (144A)‡	9,000,000	8,682,187
BX Commercial Mortgage Trust 2021-ARIA E,
ICE LIBOR USD 1 Month + 2.2445%, 2.6415%, 10/15/36 (144A)‡	10,000,000	9,737,018
BX Commercial Mortgage Trust 2021-LBA EJV,
ICE LIBOR USD 1 Month + 2.0000%, 2.3970%, 2/15/36 (144A)‡	11,200,000	10,788,084
BX Commercial Mortgage Trust 2021-LBA EV,
ICE LIBOR USD 1 Month + 2.0000%, 2.3970%, 2/15/36 (144A)‡	9,000,000	8,668,999
BX Commercial Mortgage Trust 2021-SOAR J,
ICE LIBOR USD 1 Month + 3.7500%, 4.1470%, 6/15/38 (144A)‡	9,299,000	8,964,924
BX Commercial Mortgage Trust 2021-VINO G,
ICE LIBOR USD 1 Month + 3.9523%, 4.3493%, 5/15/38 (144A)‡	12,000,000	11,610,374
BX Commercial Mortgage Trust 2021-VOLT F,
ICE LIBOR USD 1 Month + 2.4000%, 2.7966%, 9/15/36 (144A)‡	8,440,000	8,156,940
BX Commercial Mortgage Trust 2021-VOLT G,
ICE LIBOR USD 1 Month + 2.8500%, 3.2466%, 9/15/36 (144A)‡	6,000,000	5,823,353

Shares or Principal Amounts			Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Carlyle Global Markets Strategies 2012-3A CR2,
ICE LIBOR USD 3 Month + 3.5000%, 3.7384%, 1/14/32 (144A)‡	$4,139,000		$4,002,065
Carvana Auto Receivables Trust 2019-2A XS, 0%, 4/15/26 (144A)‡,¤	137,923,885		598,038
Carvana Auto Receivables Trust 2019-4A XS, 0%, 10/15/26 (144A)‡,¤	96,832,675		495,880
Carvana Auto Receivables Trust 2021-N3 E, 3.1600%, 6/12/28 (144A)	12,890,000		12,176,759
Carvana Auto Receivables Trust 2021-N3 N, 2.5300%, 6/12/28 (144A)	1,757,531		1,755,938
Carvana Auto Receivables Trust 2021-N4 N, 2.9900%, 9/11/28 (144A)	1,797,803		1,795,732
Castlelake Aircraft Securitization Trust 2016-1, 6.1500%, 8/15/41	633,556		475,167
Castlelake Aircraft Securitization Trust 2018-1, 6.6250%, 6/15/43 (144A)	3,830,196		2,566,955
CBAM CLO Management 2019-10A E,
ICE LIBOR USD 3 Month + 7.0000%, 7.2540%, 4/20/32 (144A)‡	3,000,000		2,897,505
CBAM CLO Management 2020-13A A,
ICE LIBOR USD 3 Month + 1.4300%, 1.6840%, 1/20/34 (144A)‡	6,000,000		5,968,068
CBAM CLO Management 2021-14A A,
ICE LIBOR USD 3 Month + 1.1000%, 1.2315%, 4/20/34 (144A)‡	15,000,000		14,879,160
CBAM CLO Management 2021-14A D,
ICE LIBOR USD 3 Month + 3.1000%, 3.2315%, 4/20/34 (144A)‡	10,000,000		9,839,160
Chase Auto Credit Linked Note 2021-3 E, 2.1020%, 2/26/29 (144A)	1,817,896		1,774,826
Chase Auto Credit Linked Notes 2021-1 E, 2.3650%, 9/25/28 (144A)	2,368,830		2,341,286
Chase Auto Credit Linked Notes 2021-1 F, 4.2800%, 9/25/28 (144A)	3,337,000		3,245,283
Chase Mortgage Finance Corp 2021-CL1 M4,
US 30 Day Average SOFR + 2.6500%, 2.7490%, 2/25/50 (144A)‡	2,837,764		2,756,945
Chase Mortgage Finance Corp 2021-CL1 M5,
US 30 Day Average SOFR + 3.2500%, 3.3490%, 2/25/50 (144A)‡	1,135,246		1,096,846
CIFC Funding Ltd 2015-3A DR,
ICE LIBOR USD 3 Month + 2.5000%, 2.7480%, 4/19/29 (144A)‡	2,097,500		2,018,303
CIFC Funding Ltd 2016-1A D2RR,
ICE LIBOR USD 3 Month + 4.2500%, 4.3765%, 10/21/31 (144A)‡	5,000,000		5,022,455
CIM Retail Portfolio Trust 2021-RETL E,
ICE LIBOR USD 1 Month + 3.7500%, 4.1470%, 8/15/36 (144A)‡	3,900,000		3,811,402
CIM Trust 2021-NR1 A1, 2.5690%, 7/25/55 (144A)Ç	7,528,443		7,314,090
Citigroup Commercial Mortgage Trust 2018-C5, 0.5349%, 6/10/51‡,¤	36,097,234		1,192,034
Citigroup Commercial Mortgage Trust 2021-PRM2 E,
ICE LIBOR USD 1 Month + 2.4000%, 2.7970%, 10/15/36 (144A)‡	2,000,000		1,921,561
Citigroup Commercial Mortgage Trust 2021-PRM2 F,
ICE LIBOR USD 1 Month + 3.7500%, 4.1470%, 10/15/36 (144A)‡	6,000,000		5,970,732
Citigroup Commercial Mortgage Trust 2021-PRM2 G,
ICE LIBOR USD 1 Month + 4.5000%, 4.8970%, 10/15/36 (144A)‡	6,000,000		5,949,994
Citigroup Commercial Mortgage Trust 2021-PRM2 J,
ICE LIBOR USD 1 Month + 5.4000%, 5.7970%, 10/15/36 (144A)‡	6,000,000		5,885,323
Coinstar Funding LLC 2017-1A A2, 5.2160%, 4/25/47 (144A)	12,844,463		12,744,635
Cold Storage Trust 2020-ICE5 F,
ICE LIBOR USD 1 Month + 3.4925%, 3.8891%, 11/15/37 (144A)‡	12,828,026		12,689,424
Cologix Data Centers Issuer LLC 2022-1CAN A2, 4.9400%, 1/25/52 (144A)	5,000,000	CAD	3,863,384
COLT Funding LLC 2021-3R B1, 3.5630%, 12/25/64 (144A)‡	2,547,000		2,513,783
COLT Funding LLC 2021-3R B2, 4.5660%, 12/25/64 (144A)‡	2,145,000		2,061,508
Conn Funding II LP 2020-A C, 4.2000%, 6/16/25 (144A)	655,845		650,679
Conn Funding II LP 2021-A B, 2.8700%, 5/15/26 (144A)	3,140,000		3,062,213
Connecticut Avenue Securities Trust 2017-C05 1M2C,
ICE LIBOR USD 1 Month + 2.2000%, 2.6566%, 1/25/30‡	11,211,032		11,141,071
Connecticut Avenue Securities Trust 2018-C05 1B1,
ICE LIBOR USD 1 Month + 4.2500%, 4.7066%, 1/25/31‡	5,692,259		5,663,817
Connecticut Avenue Securities Trust 2018-R07 1B1,
ICE LIBOR USD 1 Month + 4.3500%, 4.8066%, 4/25/31 (144A)‡	4,000,000		4,052,325
Connecticut Avenue Securities Trust 2019-R02,
ICE LIBOR USD 1 Month + 2.3000%, 2.7566%, 8/25/31 (144A)‡	266,130		265,722
Connecticut Avenue Securities Trust 2019-R02,
ICE LIBOR USD 1 Month + 4.1500%, 4.6066%, 8/25/31 (144A)‡	20,849,000		20,973,723
Connecticut Avenue Securities Trust 2019-R03 1B1,
ICE LIBOR USD 1 Month + 4.1000%, 4.5566%, 9/25/31 (144A)‡	13,230,669		13,412,526
Connecticut Avenue Securities Trust 2019-R04 2B1,
ICE LIBOR USD 1 Month + 5.2500%, 5.7066%, 6/25/39 (144A)‡	6,025,000		6,132,291
Connecticut Avenue Securities Trust 2019-R05,
ICE LIBOR USD 1 Month + 4.1000%, 4.5566%, 7/25/39 (144A)‡	9,832,000		9,802,981
Connecticut Avenue Securities Trust 2021-R02 2B1,
US 30 Day Average SOFR + 3.3000%, 3.3990%, 11/25/41 (144A)‡	7,600,000		7,030,872
Connecticut Avenue Securities Trust 2022-R01 1B1,
US 30 Day Average SOFR + 3.1500%, 3.2490%, 12/25/41 (144A)‡	13,477,000		12,454,709
Connecticut Avenue Securities Trust 2022-R02 2B1,
US 30 Day Average SOFR + 4.5000%, 4.5990%, 1/25/42 (144A)‡	17,053,000		16,095,037
Cosmopolitan Hotel Trust 2017,
ICE LIBOR USD 1 Month + 3.0000%, 3.3966%, 11/15/36 (144A)‡	15,872,000		15,743,067
Cosmopolitan Hotel Trust 2017-CSMO C,
ICE LIBOR USD 1 Month + 1.5000%, 1.8966%, 11/15/36 (144A)‡	13,883,000		13,819,216

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Cosmopolitan Hotel Trust 2017-CSMO D,
ICE LIBOR USD 1 Month + 2.2500%, 2.6466%, 11/15/36 (144A)‡	$4,735,000	$4,710,947
Credit Suisse Commercial Mortgage Trust 2019-ICE4 F,
ICE LIBOR USD 1 Month + 2.6500%, 3.0470%, 5/15/36 (144A)‡	14,200,000	13,898,212
Credit Suisse Commercial Mortgage Trust 2020-TMIC A,
ICE LIBOR USD 1 Month + 3.0000%, 3.3970%, 12/15/35 (144A)‡	15,000,000	14,912,757
Credit Suisse Commercial Mortgage Trust 2020-UNFI,
ICE LIBOR USD 1 Month + 3.6682%, 4.1682%, 12/15/22 (144A)‡	15,000,000	14,875,704
Credit Suisse Commercial Mortgage Trust 2021-WEHO A,
ICE LIBOR USD 1 Month + 3.9693%, 4.3663%, 4/15/23 (144A)‡	12,889,029	12,527,510
CSAIL 2021-C20 XA, 1.0462%, 3/15/54‡,¤	60,486,824	4,235,253
DBCCRE Mortgage Trust 2014-ARCP D, 4.9345%, 1/10/34 (144A)‡	1,000,000	1,007,992
DBCCRE Mortgage Trust 2014-ARCP E, 4.9345%, 1/10/34 (144A)‡	2,848,000	2,814,711
DBCCRE Mortgage Trust 2014-ARCP F, 4.9345%, 1/10/34 (144A)‡	11,442,000	10,978,972
Diamond Infrastructure Funding LLC 2021-1A B, 2.3550%, 4/15/49 (144A)	4,000,000	3,693,282
Diamond Infrastructure Funding LLC 2021-1A C, 3.4750%, 4/15/49 (144A)	3,420,000	3,187,490
Diamond Issuer LLC 2021-1A C, 3.7870%, 11/20/51 (144A)	5,000,000	4,703,420
Diamond Resorts Owner Trust 2021-1A D, 3.8300%, 11/21/33 (144A)	932,507	856,556
DROP Mortgage Trust 2021-FILE D,
ICE LIBOR USD 1 Month + 2.7500%, 3.1500%, 4/15/26 (144A)‡	15,000,000	14,400,959
Dryden Senior Loan Fund 2020-83A D,
ICE LIBOR USD 3 Month + 3.5000%, 3.6223%, 1/18/32 (144A)‡	6,000,000	6,000,036
ECAF I Ltd, 5.8020%, 6/15/40 (144A)	3,273,373	1,319,444
Elmwood CLO VIII Ltd 2021-1A A,
ICE LIBOR USD 3 Month + 1.2400%, 1.4940%, 1/20/34 (144A)‡	5,000,000	4,963,765
Elmwood CLO VIII Ltd 2021-1A D,
ICE LIBOR USD 3 Month + 3.0000%, 3.2540%, 1/20/34 (144A)‡	3,000,000	2,931,648
Exeter Automobile Receivables Trust 2020-1A E, 3.7400%, 1/15/27 (144A)	3,000,000	2,952,855
Exeter Automobile Receivables Trust 2020-2A E, 7.1900%, 9/15/27 (144A)	6,794,000	7,065,833
Extended Stay America Trust 2021-ESH E,
ICE LIBOR USD 1 Month + 2.8500%, 3.2470%, 7/15/38 (144A)‡	15,057,330	14,801,058
ExteNet Issuer LLC, 5.2190%, 7/26/49 (144A)	4,000,000	4,000,938
Fannie Mae REMICS, ICE LIBOR USD 1 Month + 55.0000%, 52.4637%, 10/25/40‡	588,203	1,630,832
Fannie Mae REMICS, 3.0000%, 5/25/48	18,187	17,873
Fannie Mae REMICS, ICE LIBOR USD 1 Month + 6.0500%, 5.5934%, 8/25/48‡,¤	8,885,610	1,274,449
First Investors Auto Owner Trust 2018-1, 7.1600%, 8/15/25 (144A)	6,026,000	6,077,920
Flagstar Mortgage Trust 2021-13IN A17, 3.0000%, 12/30/51 (144A)‡	19,943,349	18,760,608
Flagstar Mortgage Trust 2021-13IN A2, 3.0000%, 12/30/51 (144A)‡	54,707,218	51,945,311
Foursight Capital Auto Receivables Trust 2020-1 F, 4.6200%, 6/15/27 (144A)	1,250,000	1,256,265
Freddie Mac Multifamily Structured Credit Risk 2021-MN1 B1,
US 30 Day Average SOFR + 7.7500%, 7.8490%, 1/25/51 (144A)‡	1,000,000	1,064,112
Freddie Mac Multifamily Structured Credit Risk 2021-MN1 M2,
US 30 Day Average SOFR + 3.7500%, 3.8490%, 1/25/51 (144A)‡	2,000,000	1,923,259
Freddie Mac Multifamily Structured Credit Risk 2021-MN3 M2,
US 30 Day Average SOFR + 4.0000%, 4.0990%, 11/25/51 (144A)‡	10,000,000	9,642,744
Freddie Mac Structured Agency Credit Risk Debt Notes 2018-DNA2 B1,
ICE LIBOR USD 1 Month + 3.7000%, 4.1566%, 12/25/30 (144A)‡	5,607,000	5,438,978
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-DNA3 B1,
ICE LIBOR USD 1 Month + 5.1000%, 5.5566%, 6/25/50 (144A)‡	6,938,564	7,162,820
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA3 M2,
ICE LIBOR USD 1 Month + 3.6000%, 4.0566%, 7/25/50 (144A)‡	571,618	572,313
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA4 B1,
ICE LIBOR USD 1 Month + 5.2500%, 5.7066%, 9/25/50 (144A)‡	8,939,000	9,104,707
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA5 B1,
US 30 Day Average SOFR + 4.0000%, 4.0990%, 11/25/50 (144A)‡	5,441,430	5,289,568
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 B2,
US 30 Day Average SOFR + 6.0000%, 6.0990%, 8/25/33 (144A)‡	12,308,000	11,707,853
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2,
US 30 Day Average SOFR + 2.3000%, 2.3990%, 8/25/33 (144A)‡	1,483,000	1,461,746
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA3 B2,
US 30 Day Average SOFR + 6.2500%, 6.3490%, 10/25/33 (144A)‡	20,836,000	20,122,003
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA5 B1,
US 30 Day Average SOFR + 3.0500%, 3.1490%, 1/25/34 (144A)‡	6,624,000	6,115,523
FREMF Mortgage Trust 2018-KF45,
ICE LIBOR USD 1 Month + 1.9500%, 2.1914%, 3/25/25 (144A)‡	480,962	490,299
FREMF Mortgage Trust 2018-KL2P BPZ,
ICE LIBOR USD 1 Month + 2.5000%, 2.7414%, 1/25/28 (144A)‡	5,597,272	5,573,671
FREMF Mortgage Trust 2018-KSW4 C,
ICE LIBOR USD 1 Month + 5.0000%, 5.2414%, 10/25/28‡	8,167,653	8,022,792
FREMF Mortgage Trust 2019-KF70 C,
ICE LIBOR USD 1 Month + 6.0000%, 6.2414%, 9/25/29 (144A)‡	13,299,902	13,431,468
FREMF Mortgage Trust 2019-KF72,
ICE LIBOR USD 1 Month + 2.1000%, 2.3414%, 11/25/26 (144A)‡	3,267,220	3,180,482
Gam Resecuritization Trust 2021-FRR2 BK74, 0%, 9/27/51 (144A)◊	11,000,000	7,892,701
Gam Resecuritization Trust 2021-FRR2 CK74, 0%, 9/27/51 (144A)◊	18,068,494	12,102,362

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
GCAT 2022-INV1 A26, 3.0000%, 12/25/51 (144A)‡	$18,471,780	$17,380,707
Golden Tree Loan Management US CLO1 Ltd 2017-1A ER2,
ICE LIBOR USD 3 Month + 6.5000%, 6.6315%, 4/20/34 (144A)‡	5,000,000	4,795,795
Government National Mortgage Association,
ICE LIBOR USD 1 Month + 5.5500%, 5.1014%, 1/20/44‡,¤	426,513	58,527
Government National Mortgage Association,
ICE LIBOR USD 1 Month + 6.1500%, 5.7194%, 10/16/55‡,¤	529,949	72,164
Government National Mortgage Association, 0.2998%, 1/16/60‡,¤	12,757,325	437,225
Great Wolf Trust,
ICE LIBOR USD 1 Month + 2.7320%, 3.1290%, 12/15/36 (144A)‡	19,500,000	18,672,524
Great Wolf Trust,
ICE LIBOR USD 1 Month + 3.1310%, 3.5280%, 12/15/36 (144A)‡	3,899,000	3,725,695
GS Mortgage Securities Trust 2017-SLP F, 4.5913%, 10/10/32 (144A)‡	6,500,000	6,345,961
GS Mortgage Securities Trust 2017-SLP G, 4.5913%, 10/10/32 (144A)‡	1,831,000	1,767,892
Hertz Vehicle Financing LLC 2021-1A D, 3.9800%, 12/26/25 (144A)	15,000,000	14,026,930
HGI CRE CLO Ltd 2021-FL1 D,
ICE LIBOR USD 1 Month + 2.3500%, 2.7806%, 6/16/36 (144A)‡	5,000,000	4,954,930
Highbridge Loan Management Ltd 10A-16 DR,
ICE LIBOR USD 3 Month + 6.4100%, 6.6640%, 4/20/34 (144A)‡	9,000,000	8,249,841
Highbridge Loan Management Ltd 2021-16A A1,
ICE LIBOR USD 3 Month + 1.1400%, 1.3953%, 1/23/35 (144A)‡	14,722,000	14,598,703
Home Partners of America Trust 2021-2 F, 3.7990%, 12/17/26 (144A)	19,864,583	18,443,324
Home Partners of America Trust 2021-3 F, 4.2420%, 1/17/41 (144A)	4,957,984	4,490,212
Hotwire Funding LLC 2021-1 C, 4.4590%, 11/20/51 (144A)	3,000,000	2,786,043
JP Morgan Chase Commercial Mortgage Sec Trust 2021-NYAH E,
ICE LIBOR USD 1 Month + 1.8400%, 2.2370%, 6/15/38 (144A)‡	5,000,000	4,850,000
Kayne CLO 10 Ltd 2021-10A A,
ICE LIBOR USD 3 Month + 1.1700%, 1.2939%, 4/23/34 (144A)‡	12,500,000	12,424,362
KNDL Mortgage Trust 2019-KNSQ F,
ICE LIBOR USD 1 Month + 2.0000%, 2.3970%, 5/15/36 (144A)‡	2,000,000	1,972,234
LCM LP XIV, ICE LIBOR USD 3 Month + 1.0400%, 1.2940%, 7/20/31 (144A)‡	4,640,000	4,588,960
Life Financial Services Trust 2021-BMR E,
ICE LIBOR USD 1 Month + 1.7500%, 2.1470%, 3/15/38 (144A)‡	27,523,164	26,452,526
LoanMe Trust SBL 2019-1, 10.0000%, 8/15/30 (144A)Ç	9,282,639	9,320,559
Longfellow Place CLO Ltd 2013-1A DRR,
ICE LIBOR USD 3 Month + 4.5000%, 4.7413%, 4/15/29 (144A)‡	3,000,000	2,937,708
LUXE Commercial Mortgage Trust 2021-TRIP E,
ICE LIBOR USD 1 Month + 2.7500%, 3.1470%, 10/15/38 (144A)‡	8,000,000	7,731,083
LUXE Commercial Mortgage Trust 2021-TRIP F,
ICE LIBOR USD 1 Month + 3.2500%, 3.6470%, 10/15/38 (144A)‡	8,000,000	7,611,390
Luxury Lease Partners Auto Trust 2021-ARC2 A, 3.0000%, 7/15/27 (144A)	3,139,288	3,110,028
Madison Park Funding Ltd 2016-22A DR,
ICE LIBOR USD 3 Month + 3.5000%, 3.7413%, 1/15/33 (144A)‡	8,500,000	8,499,932
Madison Park Funding Ltd 2018-32A A1R,
ICE LIBOR USD 3 Month + 1.0000%, 1.2589%, 1/22/31 (144A)‡	10,000,000	9,951,390
Madison Park Funding Ltd 2018-32A DR,
ICE LIBOR USD 3 Month + 3.2000%, 3.4589%, 1/22/31 (144A)‡	7,000,000	6,960,772
Madison Park Funding Ltd 2021-38A A,
ICE LIBOR USD 3 Month + 1.1200%, 1.2543%, 7/17/34 (144A)‡	5,000,000	4,963,400
Magnetite CLO Ltd 2015-12A ARR,
ICE LIBOR USD 3 Month + 1.1000%, 1.3413%, 10/15/31 (144A)‡	4,375,000	4,358,432
MBRT 2019-MBR H1,
ICE LIBOR USD 1 Month + 4.2500%, 4.6470%, 11/15/36 (144A)‡	5,000,000	4,881,525
MBRT 2019-MBR H2,
ICE LIBOR USD 1 Month + 5.2000%, 5.5970%, 11/15/36 (144A)‡	1,950,000	1,916,211
MED Trust 2021-MDLN D,
ICE LIBOR USD 1 Month + 2.0000%, 2.3970%, 11/15/38 (144A)‡	18,386,000	17,947,339
MED Trust 2021-MDLN F,
ICE LIBOR USD 1 Month + 4.0000%, 4.3970%, 11/15/38 (144A)‡	7,733,000	7,542,899
MED Trust 2021-MDLN G,
ICE LIBOR USD 1 Month + 5.2500%, 5.6470%, 11/15/38 (144A)‡	15,000,000	14,745,287
Mello Mortgage Capital Acceptance Trust 2021-INV4 A3,
2.5000%, 12/25/51 (144A)‡	3,732,125	3,445,631
Mello Warehouse Securitization Trust 2021-1 F,
ICE LIBOR USD 1 Month + 2.7500%, 3.2066%, 2/25/55 (144A)‡	3,386,000	3,373,575
Mercury Financial Credit Card Master Trust 2021-1A B,
2.3300%, 3/20/26 (144A)	5,000,000	4,952,897
Mercury Financial Credit Card Master Trust 2021-1A C,
4.2100%, 3/20/26 (144A)	4,000,000	3,965,804
MHC Commercial Mortgage Trust 2021-MHC E,
ICE LIBOR USD 1 Month + 2.1010%, 2.4980%, 4/15/38 (144A)‡	3,000,000	2,924,881
MHC Commercial Mortgage Trust 2021-MHC G,
ICE LIBOR USD 1 Month + 3.2010%, 3.5980%, 4/15/38 (144A)‡	10,620,000	10,275,741
Mission Lane Credit Card Master Trust 2021-A B, 2.2400%, 9/15/26 (144A)	3,000,000	2,858,147
Mission Lane Credit Card Master Trust 2021-A C, 4.7500%, 9/15/26 (144A)	5,000,000	4,761,260

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Multifamily Connecticut Avenue Securities Trust 2019-01,
ICE LIBOR USD 1 Month + 3.2500%, 3.7066%, 10/15/49 (144A)‡	$18,756,000	$17,816,452
Multifamily Connecticut Avenue Securities Trust 2020-01,
ICE LIBOR USD 1 Month + 3.7500%, 4.2066%, 3/25/50 (144A)‡	9,946,000	9,616,538
Multifamily Connecticut Avenue Securities Trust 2020-01 CE,
ICE LIBOR USD 1 Month + 7.5000%, 7.9566%, 3/25/50 (144A)‡	2,000,000	1,998,774
MVW Owner Trust 2021-1WA D, 3.1700%, 1/22/41 (144A)	3,082,986	2,881,887
NBC Funding LLC 2021-1 B, 4.9700%, 7/30/51 (144A)	3,000,000	2,803,059
Neuberger Berman CLO Ltd,
ICE LIBOR USD 3 Month + 2.8000%, 3.0776%, 1/28/30 (144A)‡	6,000,000	5,791,752
New Residential Mortgage Loan Trust 2022-SFR1 F, 4.4430%, 2/17/39 (144A)	10,500,000	9,791,601
NW Re-Remic Trust 2021-FRR1 BK88, 2.6766%, 12/18/51 (144A)‡	20,000,000	16,716,796
Oak Hill Credit Partners 2012-7A AR3,
ICE LIBOR USD 3 Month + 1.0700%, 1.5496%, 2/20/34 (144A)‡	5,000,000	4,965,485
Oak Street Investment Grade Net Lease Fund 2020-1A B1,
5.1100%, 11/20/50 (144A)	4,499,000	4,452,775
Oak Street Investment Grade Net Lease Fund 2021-1A B1,
4.2300%, 1/20/51 (144A)	2,400,000	2,262,528
Oasis Securitisation 2021-2A A, 2.1430%, 10/15/33 (144A)	8,476,318	8,385,813
Oasis Securitisation 2021-2A B, 5.1470%, 10/15/33 (144A)	8,476,528	8,384,100
Oasis Securitization 2020-2A, 4.2624%, 5/15/32 (144A)	806,530	806,738
Oasis Securitization 2021-1A A, 2.5792%, 2/15/33 (144A)	2,938,940	2,930,947
Oceanview Mortgage Trust 2022-1 A19, 3.0000%, 12/25/51 (144A)‡	5,910,062	5,559,565
OCP CLO Ltd, ICE LIBOR USD 3 Month + 3.0000%, 3.1239%, 4/24/29 (144A)‡	6,000,000	5,885,442
Octagon Investment Partners 42 Ltd 2019-3A AR,
ICE LIBOR USD 3 Month + 1.1400%, 1.3813%, 7/15/34 (144A)‡	10,000,000	9,910,810
Octagon Investment Partners 42 Ltd 2019-3A ER,
ICE LIBOR USD 3 Month + 6.7500%, 6.9913%, 7/15/34 (144A)‡	7,000,000	6,640,109
Octagon Investment Partners 44 Ltd 2019-1A AR,
ICE LIBOR USD 3 Month + 1.1800%, 1.4213%, 10/15/34 (144A)‡	15,000,000	14,804,850
Octagon Investment Partners 44 Ltd 2019-1A ER,
ICE LIBOR USD 3 Month + 6.7500%, 6.9913%, 10/15/34 (144A)‡	6,600,000	6,400,931
Octagon Investment Partners XXI Ltd 2014-1A AAR3,
ICE LIBOR USD 3 Month + 1.0000%, 1.3949%, 2/14/31 (144A)‡	8,000,000	7,916,792
Ondeck Asset Securitization Trust LLC 2021-1A C, 2.9700%, 5/17/27 (144A)	3,000,000	2,862,234
Onslow Bay Financial LLC 2021-INV3 A3, 2.5000%, 10/25/51 (144A)‡	5,723,605	5,270,403
Pagaya AI Debt Selection Trust 2021-1 CERT, 0%, 11/15/27 (144A)‡,¤	1,846,154	2,278,745
Pagaya AI Debt Selection Trust 2022-1 C, 4.8880%, 10/15/29 (144A)	3,680,000	3,562,936
Pawnee Equipment Receivables Series 2019-1 LLC, 3.8000%, 1/15/26 (144A)	4,467,000	4,396,496
Pawnee Equipment Receivables Series 2020-1 LLC, 5.4300%, 7/15/27 (144A)	6,165,000	6,015,809
Perimeter Master Note Business Trust, 5.2100%, 5/15/24 (144A)	2,250,000	2,235,632
Planet Fitness Master Issuer LLC 2019-1A, 3.8580%, 12/5/49 (144A)	4,078,130	3,842,699
PNT 2021-1 A1, 3.2282%, 2/25/52 (144A)‡	6,833,866	6,814,545
Preston Ridge Partners Mortgage Trust 2021-10 A1, 2.4870%, 10/25/26 (144A)Ç	10,832,635	10,499,584
Preston Ridge Partners Mortgage Trust 2021-9 A1, 2.3630%, 10/25/26 (144A)‡	13,574,629	13,093,932
Pretium Mortgage Credit Partners LLC 2021-RN4 A1, 2.4871%, 10/25/51 (144A)‡	20,795,219	20,209,696
PRIMA Capital Ltd, 4.2500%, 12/25/50 (144A)	10,500,000	9,469,183
Progress Residential Trust 2021-SFR11 F, 4.4200%, 1/17/39 (144A)	4,885,000	4,321,812
Progress Residential Trust 2022-SFR1 F, 4.8800%, 2/17/41 (144A)	9,000,000	8,197,931
Project Silver, 6.9000%, 7/15/44 (144A)‡	898,315	475,890
Raptor Aircraft Finance I LLC, 4.2130%, 8/23/44 (144A)	11,149,851	9,213,484
Regatta XV Funding Ltd 2018-4A D,
ICE LIBOR USD 3 Month + 6.5000%, 6.6239%, 10/25/31 (144A)‡	2,350,000	2,215,651
Regatta XXIII Funding Ltd 2021-4A A1,
ICE LIBOR USD 3 Month + 1.1500%, 0%, 1/20/35 (144A)‡	17,058,626	16,870,589
Sand Trust 2021-1A D,
ICE LIBOR USD 3 Month + 3.5500%, 3.7079%, 10/15/34 (144A)‡	8,000,000	7,701,528
Santander Consumer Auto Receivables Trust 2020-BA, 4.1300%, 1/15/27 (144A)	1,500,000	1,488,355
Santander Consumer Auto Receivables Trust 2021-AA E,
3.2800%, 3/15/27 (144A)	1,750,000	1,681,147
Santander Prime Auto Issuance Notes Trust 2018-A, 6.8000%, 9/15/25 (144A)	1,020,132	1,022,385
SB Multifamily Repack Trust 2020-FRR2 A1, 4.0000%, 12/27/39 (144A)‡	6,861,131	6,857,929
SEB Funding LLC 2021-1A A2, 4.9690%, 1/30/52 (144A)	21,747,000	20,644,101
Sierra Receivables Funding Co LLC 2020-2A D, 6.5900%, 7/20/37 (144A)	3,290,697	3,312,387
Sierra Receivables Funding Co LLC 2021-1A D, 3.1700%, 11/20/37 (144A)	3,218,409	3,104,610
Sierra Timeshare 2019-1 Receivables Funding LLC, 4.7500%, 1/20/36 (144A)	1,934,352	1,909,737
Sierra Timeshare 2019-2 Receivables Funding LLC, 4.5400%, 5/20/36 (144A)	2,186,999	2,149,560
Sprite 2017-1 Ltd, 6.9000%, 12/15/37 (144A)‡	3,423,819	2,175,143
Sprite Limited 2021-1 B, 5.1000%, 11/15/46 (144A)	5,818,200	5,292,893
Sprite Limited 2021-1 C, 8.8350%, 11/15/46 (144A)	5,714,280	5,313,323
Summit Issuer LLC 2020-1A A2, 2.2900%, 12/20/50 (144A)	6,000,000	5,663,961
Summit Issuer LLC 2020-1A B, 3.1790%, 12/20/50 (144A)	2,500,000	2,378,826
Symphony CLO Ltd 2012-9A D2R2,
ICE LIBOR USD 3 Month + 4.1000%, 4.2223%, 7/16/32 (144A)‡	11,000,000	11,027,995

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Symphony CLO Ltd 2014-15A DR2,
ICE LIBOR USD 3 Month + 4.0000%, 4.2413%, 1/17/32 (144A)‡	$2,000,000	$2,000,194
Symphony CLO Ltd 2021-26A ER,
ICE LIBOR USD 3 Month + 7.5000%, 7.7540%, 4/20/33 (144A)‡	10,000,000	9,800,270
Thrust Engine Leasing 2021-1A A, 4.1630%, 7/15/40 (144A)	9,798,904	9,154,795
Thunderbolt Aircraft Lease Ltd 2017-A B, 5.7500%, 5/17/32 (144A)Ç	2,365,237	1,933,982
TPI Re-Remic Trust 2022-FRR1 DK33, 0%, 7/25/46 (144A)◊	2,237,000	2,066,079
TPI Re-Remic Trust 2022-FRR1 DK34, 0%, 7/25/46 (144A)◊	5,124,000	4,732,493
TPI Re-Remic Trust 2022-FRR1 DK35, 0%, 8/25/46 (144A)◊	2,639,000	2,437,363
TVEST LLC 2021-A B, 0%, 9/15/33 (144A)	6,550,000	4,986,188
United Wholesale Mortgage LLC 2021-INV4 A15, 2.5000%, 12/25/51 (144A)‡	15,793,786	14,414,061
Upstart Securitization Trust 2019-2 C, 4.7830%, 9/20/29 (144A)	13,032,000	13,001,852
Upstart Securitization Trust 2019-3 C, 5.3810%, 1/21/30 (144A)	20,600,000	20,634,458
Upstart Securitization Trust 2020-3 C, 6.2500%, 11/20/30 (144A)	12,000,000	11,989,265
Upstart Securitization Trust 2021-1 B, 1.8900%, 3/20/31 (144A)	2,400,000	2,299,826
Upstart Securitization Trust 2021-1 C, 4.0600%, 3/20/31 (144A)	3,250,000	3,069,609
VASA Trust 2021-VASA D,
ICE LIBOR USD 1 Month + 2.1000%, 2.4970%, 7/15/39 (144A)‡	7,000,000	6,846,465
VASA Trust 2021-VASA F,
ICE LIBOR USD 1 Month + 3.9000%, 4.2970%, 7/15/39 (144A)‡	5,500,000	5,368,308
VB-S1 Issuer LLC 2020-2A B, 3.2290%, 9/15/50 (144A)	5,750,000	5,495,563
VB-S1 Issuer LLC 2020-2A C, 4.4590%, 9/15/50 (144A)	6,000,000	5,904,650
Venture CDO Ltd 2021-42A A1A,
ICE LIBOR USD 3 Month + 1.1300%, 1.2538%, 4/15/34 (144A)‡	10,000,000	9,870,410
Voya CLO Ltd 2014-4A CR2,
ICE LIBOR USD 3 Month + 3.3500%, 3.4768%, 7/14/31 (144A)‡	7,000,000	6,723,773
Voya CLO Ltd 2018-2A E,
ICE LIBOR USD 3 Month + 5.2500%, 5.3738%, 7/15/31 (144A)‡	1,625,000	1,448,488
Voya CLO Ltd 2021-1A A,
ICE LIBOR USD 3 Month + 1.1400%, 1.2581%, 7/15/34 (144A)‡	5,000,000	4,945,065
Vx Cargo 2018-1 Trust, 5.4380%, 12/15/33 (144A)	2,758,440	2,735,986
Wells Fargo Commercial Mortgage Trust 2021-C61 XA, 1.3761%, 11/15/54‡,¤	81,783,833	7,380,323
Westgate Resorts 2018-4A C,
ICE LIBOR USD 3 Month + 3.3000%, 3.5577%, 10/25/31 (144A)‡	2,000,000	1,984,672
Westgate Resorts 2022-1A D, 3.8380%, 8/20/36 (144A)	3,844,997	3,677,342
Westlake Automobile Receivable Trust 2020-3A F, 5.1100%, 5/17/27 (144A)	7,000,000	6,910,774
Westlake Automobile Receivable Trust 2021-3A E, 3.4200%, 4/15/27 (144A)	5,000,000	4,741,668
Westlake Automobile Receivables Trust 2019-1, 5.6700%, 2/17/26 (144A)	2,000,000	2,024,795
Willis Engine Securitization Trust 2020-A B, 4.2120%, 3/15/45 (144A)	5,722,881	4,815,336
Willis Engine Securitization Trust 2020-A C, 6.6570%, 3/15/45 (144A)	1,810,703	1,215,395
Z Capital Credit Partners CLO 2018-1 Ltd,
ICE LIBOR USD 3 Month + 2.4500%, 2.6913%, 1/16/31 (144A)‡	1,250,000	1,250,091
Z Capital Credit Partners CLO 2018-1A A2 Ltd,
ICE LIBOR USD 3 Month + 1.5600%, 1.6823%, 1/16/31 (144A)‡	3,090,000	3,074,958
Zaxby's Funding LLC 2021-1A A2, 3.2380%, 7/30/51 (144A)	1,765,130	1,631,076
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $1,864,666,049)		1,791,272,900
Bank Loans and Mezzanine Loans– 6.7%
Basic Industry – 0.7%
Aruba Investments Holdings LLC,
ICE LIBOR USD 3 Month + 7.7500%, 8.5000%, 11/24/28‡	5,786,000	5,713,675
GEON Performance Solutions,
ICE LIBOR USD 1 Month + 4.7500%, 5.5000%, 8/18/28‡	4,870,405	4,849,121
Herens US Holdco Corp, ICE LIBOR USD 6 Month + 4.0000%, 4.7500%, 7/3/28‡	7,634,712	7,434,300
INEOS US Petrochem LLC, ICE LIBOR USD 1 Month + 2.7500%, 3.2500%, 1/29/26‡	3,594,835	3,526,533
		21,523,629
Brokerage – 0.2%
Citadel Securities LP, SOFR + 250.0000%, 2.6081%, 2/2/28ƒ,‡	7,385,640	7,336,821
Capital Goods – 0.7%
Arcline FM Holdings LLC, ICE LIBOR USD 3 Month + 8.2500%, 9.0000%, 6/25/29‡	12,859,010	12,666,125
PECF USS Intermediate Holding III Corp,
ICE LIBOR USD 3 Month + 4.2500%, 4.7579%, 12/15/28‡	10,697,776	10,583,203
		23,249,328
Communications – 0.2%
Lions Gate Capital Holdings LLC,
ICE LIBOR USD 1 Month + 1.7500%, 2.2074%, 3/22/23‡	5,847,868	5,811,319
Consumer Cyclical – 2.3%
Boardriders Inc, ICE LIBOR USD 3 Month + 6.5000%, 7.5000%, 4/23/24ƒ,‡	4,642,437	2,568,800
Boardriders Inc,
ICE LIBOR USD 3 Month + 8.0000%, 9.0000% (8.45% Cash or 9.00% PIK), 4/23/24ƒ,‡,Ø,¢	1,422	1,422
Driven Performance Brands Inc,
ICE LIBOR USD 3 Month + 3.0000%, 3.5169%, 12/17/28‡	4,625,693	4,579,436

Shares or Principal Amounts			Value
Bank Loans and Mezzanine Loans– (continued)
Consumer Cyclical– (continued)
Enterprise Development Authority/The,
ICE LIBOR USD 1 Month + 4.2500%, 5.0000%, 2/28/28‡	$5,394,512		$5,340,566
Loire Finco Luxembourg,
Euro Interbank Offered Rate 12 Month + 3.0000%, 3.0000%, 4/21/27‡	2,660,000	EUR	2,901,762
Loire Finco Luxembourg, ICE LIBOR USD 1 Month + 3.2500%, 3.7074%, 4/21/27‡	11,388,690		11,232,095
Mic Glen LLC, ICE LIBOR USD 1 Month + 6.7500%, 7.2500%, 7/20/29‡	7,907,942		7,745,829
Olaplex Inc, SOFR + 3.7500%, 4.3814%, 2/23/29‡	6,300,000		6,268,500
Rent-A-Center Inc, ICE LIBOR USD 1 Month + 3.2500%, 3.8125%, 2/17/28‡	4,974,937		4,866,135
Sovos Brands Intermediate Inc,
ICE LIBOR USD 3 Month + 3.7500%, 4.5000%, 6/8/28‡	3,495,764		3,453,325
Stars Group Holdings BV, ICE LIBOR USD 3 Month + 2.2500%, 3.2560%, 7/21/26‡	20,421,137		20,238,163
Tacala Investment Corp, ICE LIBOR USD 1 Month + 7.5000%, 8.2500%, 2/4/28‡	5,683,991		5,570,311
Woof Holdings Inc, ICE LIBOR USD 3 Month + 7.2500%, 8.1779%, 12/21/28‡	1,707,290		1,683,815
			76,450,159
Consumer Non-Cyclical – 0.8%
Bayou Intermediate II LLC,
ICE LIBOR USD 3 Month + 4.5000%, 5.2500%, 8/2/28‡	9,000,000		8,876,250
Eyecare Partners LLC, ICE LIBOR USD 3 Month + 6.7500%, 7.7560%, 11/15/29‡	7,442,539		7,399,149
Journey Personal Care Corp,
ICE LIBOR USD 3 Month + 4.2500%, 5.2560%, 3/1/28‡	4,666,221		4,430,016
Mamba Purchaser Inc, ICE LIBOR USD 1 Month + 6.5000%, 7.0000%, 10/15/29‡	4,000,000		3,975,000
National Mentor Holdings Inc,
ICE LIBOR USD 3 Month + 7.2500%, 8.2600%, 3/2/29‡	580,826		560,497
Surgery Center Holdings Inc,
ICE LIBOR USD 1 Month + 3.7500%, 4.5000%, 8/31/26‡	2,654,456		2,630,911
			27,871,823
Diversified Financial Services – 0.3%
Luxembourg Investment Co 428 Sarl, SOFR + 5.0000%, 5.5000%, 1/3/29‡	11,546,088		11,329,599
Other Diversified Financial Services – 0.2%
IGT Holding IV AB, ICE LIBOR USD 3 Month + 3.5000%, 4.5060%, 3/31/28‡	5,466,063		5,414,846
Technology – 1.0%
Acuris Finance US Inc, ICE LIBOR USD 3 Month + 4.0000%, 4.5000%, 2/16/28‡	2,570,885		2,543,968
Epicor Software Corp, ICE LIBOR USD 1 Month + 3.2500%, 4.0000%, 7/30/27‡	7,286,045		7,219,669
Magenta Buyer LLC, ICE LIBOR USD 3 Month + 8.2500%, 9.0000%, 7/27/29‡	8,900,000		8,799,875
Mitchell International Inc,
ICE LIBOR USD 3 Month + 3.7500%, 4.2500%, 10/15/28‡	7,840,000		7,701,938
Project Sky Merger Sub Inc,
ICE LIBOR USD 1 Month + 6.0000%, 6.5000%, 10/8/29‡	3,299,000		3,241,268
Sunshine Software Merger Sub Inc,
ICE LIBOR USD 1 Month + 3.7500%, 4.2500%, 10/16/28‡	4,977,000		4,921,009
			34,427,727
Transportation – 0.3%
First Student Bidco Inc, ICE LIBOR USD 3 Month + 3.0000%, 3.9829%, 7/21/28‡	7,285,662		7,218,852
First Student Bidco Inc, ICE LIBOR USD 3 Month + 3.0000%, 3.9829%, 7/21/28‡	2,696,078		2,671,355
			9,890,207
Total Bank Loans and Mezzanine Loans (cost $226,957,575)			223,305,458
Corporate Bonds– 31.4%
Banking – 2.2%
Banco La Hipotecaria SA, 5.5000%, 9/15/23 (144A)	5,700,000		5,801,042
Banco La Hipotecaria SA, 4.1250%, 12/15/24 (144A)	5,000,000		4,931,153
Bank of New York Mellon Corp,
US Treasury Yield Curve Rate 5 Year + 4.3580%, 4.7000%‡,µ	2,998,000		3,069,952
Bank of Montreal,
US Treasury Yield Curve Rate 5 Year + 1.4000%, 3.0880%, 1/10/37‡	13,029,000		11,839,053
Citigroup Inc, US Treasury Yield Curve Rate 5 Year + 3.4170%, 3.8750%‡,#,µ	5,310,000		5,004,675
Citigroup Inc, ICE LIBOR USD 3 Month + 3.9050%, 5.9500%‡,µ	7,082,000		7,218,683
Commonwealth Bank of Australia, 3.7840%, 3/14/32 (144A)	11,593,000		11,205,132
HSBC Holdings PLC, SOFR + 1.9470%, 2.3570%, 8/18/31‡	5,226,000		4,635,002
JPMorgan Chase & Co, SOFR + 1.2600%, 2.9630%, 1/25/33‡	5,094,000		4,802,385
JPMorgan Chase & Co, SOFR + 3.3800%, 5.0000%‡,µ	3,476,000		3,464,442
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33‡	3,417,000		3,204,251
SVB Financial Group,
US Treasury Yield Curve Rate 5 Year + 3.0740%, 4.2500%‡,µ	3,350,000		3,098,750
SVB Financial Group,
US Treasury Yield Curve Rate 10 Year + 3.0640%, 4.1000%‡,µ	6,392,000		5,433,200
			73,707,720
Basic Industry – 3.1%
Arconic Rolled Products, 6.1250%, 2/15/28 (144A)	2,705,000		2,714,102
Axalta Coating Systems Ltd, 3.3750%, 2/15/29 (144A)	8,877,000		7,804,658
Carpenter Technology Corp, 7.6250%, 3/15/30	15,811,000		16,189,041
Diamond BC BV, 4.6250%, 10/1/29 (144A)	8,751,000		7,854,022
First Quantum Minerals Ltd, 7.5000%, 4/1/25 (144A)	8,616,000		8,745,240
Hudbay Minerals Inc, 4.5000%, 4/1/26 (144A)	6,918,000		6,722,013

Shares or Principal Amounts			Value
Corporate Bonds– (continued)
Basic Industry– (continued)
Hudbay Minerals Inc, 6.1250%, 4/1/29 (144A)	$6,957,000		$7,165,710
IAMGOLD Corp, 5.7500%, 10/15/28 (144A)	8,423,000		7,643,872
Iris Holdings Inc, 8.7500% (8.75% Cash or 0.00% PIK), 2/15/26 (144A)#,Ø	6,203,000		6,203,000
Kaiser Aluminum Corp, 4.5000%, 6/1/31 (144A)	11,000,000		9,917,490
Neon Holdings Inc, 10.1250%, 4/1/26 (144A)	12,160,000		12,646,400
PMHC II Inc, 9.0000%, 2/15/30 (144A)	11,479,000		10,101,520
			103,707,068
Brokerage – 0.9%
Charles Schwab Corp,
US Treasury Yield Curve Rate 5 Year + 3.1680%, 4.0000%‡,µ	10,888,000		10,425,260
Coinbase Global Inc, 3.3750%, 10/1/28 (144A)#	6,582,000		5,814,703
Coinbase Global Inc, 3.6250%, 10/1/31 (144A)	10,595,000		9,032,237
NFP Corp, 6.8750%, 8/15/28 (144A)	4,500,000		4,297,500
			29,569,700
Capital Goods – 3.3%
ARD Finance SA, 5.0000% (5.00% Cash or 5.75% PIK), 6/30/27Ø	9,468,244	EUR	9,511,706
ARD Finance SA, 5.0000% (5.00% Cash or 5.75% PIK), 6/30/27 (144A)Ø	1,468,400	EUR	1,475,140
ARD Finance SA, 6.5000% (6.50% Cash or 7.25% PIK), 6/30/27 (144A)Ø	2,518,536		2,302,886
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc,
4.1250%, 8/15/26 (144A)	7,429,000		7,157,284
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc,
5.2500%, 8/15/27 (144A)	4,928,000		4,555,320
CP Atlas Buyer Inc, 7.0000%, 12/1/28 (144A)	6,288,000		5,361,400
GCC SAB de CV, 3.6140%, 4/20/32 (144A)#	10,440,000		9,683,100
HT Troplast GmbH, 9.2500%, 7/15/25 (144A)	2,790,000	EUR	3,078,344
LABL Escrow Issuer LLC, 10.5000%, 7/15/27 (144A)	8,347,000		8,362,609
LABL Inc, 8.2500%, 11/1/29 (144A)#	8,536,000		7,533,020
Madison IAQ LLC, 5.8750%, 6/30/29 (144A)	7,139,000		6,407,252
New Enterprise Stone & Lime Co Inc, 5.2500%, 7/15/28 (144A)	8,506,000		8,177,498
PECF USS Intermediate Holding III Corp, 8.0000%, 11/15/29 (144A)	4,276,000		4,126,340
Sofima Holdings SpA, 3.7500%, 1/15/28 (144A)	3,480,000	EUR	3,603,829
SRS Distribution Inc, 6.1250%, 7/1/29 (144A)	4,128,000		3,808,080
SRS Distribution Inc, 6.0000%, 12/1/29 (144A)#	5,286,000		4,889,550
Standard Industries Inc/NJ, 4.3750%, 7/15/30 (144A)	12,704,000		11,636,292
Vontier Corp, 2.9500%, 4/1/31	7,107,000		6,311,371
White Cap Parent LLC, 8.2500% (8.25% Cash or 9.00% PIK), 3/15/26 (144A)Ø	4,085,000		4,013,513
			111,994,534
Communications – 4.7%
Altice Financing SA, 5.0000%, 1/15/28 (144A)	6,822,000		6,114,900
Altice France SA, 5.5000%, 10/15/29 (144A)	4,610,000		4,136,461
AT&T Inc, EURIBOR ICE SWAP Rate + 3.1400%, 2.8750%‡,µ	5,300,000	EUR	5,700,502
Block Communications Inc, 4.8750%, 3/1/28 (144A)	7,120,000		6,870,800
CCO Holdings LLC / CCO Holdings Capital Corp, 4.7500%, 2/1/32 (144A)	17,713,000		16,495,054
Charter Communications Operating LLC / Charter Communications Operating Capital,
4.4000%, 4/1/33	11,941,000		11,905,683
CSC Holdings LLC, 7.5000%, 4/1/28 (144A)	5,055,000		4,966,538
Front Range BidCo Inc, 6.1250%, 3/1/28 (144A)	5,811,000		5,200,845
Gray Escrow II Inc, 5.3750%, 11/15/31 (144A)	6,092,000		5,825,262
Lamar Media Corp, 3.6250%, 1/15/31	9,192,000		8,439,451
LCPR Senior Secured Financing DAC, 5.1250%, 7/15/29 (144A)	8,642,000		8,250,474
Liberty Interactive LLC, 8.5000%, 7/15/29	6,763,000		6,323,405
Magallanes Inc, 4.2790%, 3/15/32 (144A)	12,539,000		12,594,782
Netflix Inc, 4.3750%, 11/15/26	7,036,000		7,316,983
Netflix Inc, 3.6250%, 6/15/30	5,837,000	EUR	6,827,653
Sirius XM Radio Inc, 3.8750%, 9/1/31 (144A)	9,000,000		8,190,000
T-Mobile USA Inc, 3.3750%, 4/15/29 (144A)	6,983,000		6,641,741
T-Mobile USA Inc, 3.3750%, 4/15/29	10,636,000		10,116,219
Twitter Inc, 5.0000%, 3/1/30 (144A)	10,193,000		10,142,035
Windstream Escrow LLC, 7.7500%, 8/15/28 (144A)	4,728,000		4,815,846
			156,874,634
Construction & Engineering – 0.1%
Arcosa Inc, 4.3750%, 4/15/29 (144A)	2,481,000		2,353,849
Consumer Cyclical – 4.2%
Allied Universal Holdco LLC / Allied Universal Finance Corp,
6.0000%, 6/1/29 (144A)#	4,949,000		4,365,835
Aptiv PLC, 3.1000%, 12/1/51	9,000,000		7,154,857
Carnival Corp, 7.6250%, 3/1/26 (144A)	3,563,000		3,586,266
Carvana Co, 5.5000%, 4/15/27 (144A)#	1,963,000		1,751,978
Carvana Co, 4.8750%, 9/1/29 (144A)#	9,538,000		7,876,814
Dornoch Debt Merger Sub Inc, 6.6250%, 10/15/29 (144A)	10,142,000		8,818,165
Fertitta Entertainment Inc, 6.7500%, 1/15/30 (144A)	13,199,000		12,142,684
Full House Resorts Inc, 8.2500%, 2/15/28 (144A)	8,378,000		8,566,505
GLP Capital LP / GLP Financing II Inc, 4.0000%, 1/15/31	5,229,000		5,071,503

Shares or Principal Amounts			Value
Corporate Bonds– (continued)
Consumer Cyclical– (continued)
IHO Verwaltungs GmbH, 3.8750% (3.88% Cash or 4.63% PIK), 5/15/27 (144A)Ø	8,638,149	EUR	$9,208,274
IRB Holding Corp, 7.0000%, 6/15/25 (144A)	$5,992,000		6,231,680
LGI Homes Inc, 4.0000%, 7/15/29 (144A)	4,600,000		4,038,754
Lithia Motors Inc, 4.3750%, 1/15/31 (144A)	6,689,000		6,463,246
LSF9 Atlantis Holdings LLC / Victra Finance Corp, 7.7500%, 2/15/26 (144A)	6,598,000		6,338,468
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp,
5.6250%, 9/1/29 (144A)	8,184,000		7,033,739
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp,
5.8750%, 9/1/31 (144A)	8,207,000		7,005,906
PulteGroup Inc, 7.8750%, 6/15/32#	2,122,000		2,741,269
Realogy Group LLC / Realogy Co-Issuer Corp, 5.7500%, 1/15/29 (144A)#	6,907,000		6,509,847
Rent-A-Center Inc, 6.3750%, 2/15/29 (144A)#	5,870,000		5,371,050
Sands China Ltd, 4.3750%, 6/18/30	3,143,000		2,838,098
Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp,
5.8750%, 5/15/25 (144A)	5,010,000		4,934,850
Wendy's International LLC, 7.0000%, 12/15/25	5,841,000		6,322,882
Wyndham Destinations Inc, 6.6250%, 7/31/26 (144A)	6,847,000		7,137,997
			141,510,667
Consumer Non-Cyclical – 2.5%
BellRing Brands Inc, 7.0000%, 3/15/30 (144A)	6,756,000		6,899,565
CHS / Community Health Systems Inc, 6.8750%, 4/15/29 (144A)	6,756,000		6,637,770
CHS / Community Health Systems Inc, 4.7500%, 2/15/31 (144A)	9,903,000		9,358,335
Hadrian Merger Sub Inc, 8.5000%, 5/1/26 (144A)	9,876,000		9,925,379
HLF Financing Sarl LLC / Herbalife International Inc,
4.8750%, 6/1/29 (144A)	7,721,000		6,772,630
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
6.5000%, 4/15/29 (144A)	11,362,000		12,043,720
ModivCare Escrow Issuer Inc, 5.0000%, 10/1/29 (144A)#	3,673,000		3,424,007
Performance Food Group Inc, 4.2500%, 8/1/29 (144A)	4,520,000		4,118,850
Smithfield Foods Inc, 3.0000%, 10/15/30 (144A)	3,136,000		2,846,114
Teva Pharmaceutical Finance Netherlands III BV, 3.1500%, 10/1/26	6,856,000		6,207,354
Teva Pharmaceutical Industries Ltd, 4.7500%, 5/9/27	8,753,000		8,402,442
Universal Health Services Inc, 2.6500%, 1/15/32 (144A)	8,266,000		7,428,654
			84,064,820
Electric – 1.4%
Algonquin Power & Utilities Corp,
US Treasury Yield Curve Rate 5 Year + 3.2490%, 4.7500%, 1/18/82‡	8,480,000		7,906,752
American Electric Power Co Inc,
US Treasury Yield Curve Rate 5 Year + 2.6750%, 3.8750%, 2/15/62‡	8,836,000		8,163,065
CMS Energy Corp,
US Treasury Yield Curve Rate 5 Year + 4.1160%, 4.7500%, 6/1/50‡	5,380,000		5,326,200
Duquesne Light Holdings Inc, 2.5320%, 10/1/30 (144A)	4,969,000		4,457,147
IPALCO Enterprises Inc, 4.2500%, 5/1/30	6,498,000		6,508,006
NRG Energy Inc, 3.3750%, 2/15/29 (144A)	13,234,000		11,763,835
Toledo Edison Co/The, 2.6500%, 5/1/28 (144A)#	3,042,000		2,885,972
			47,010,977
Energy – 2.2%
DCP Midstream Operating LP, 5.6000%, 4/1/44	2,517,000		2,644,763
DT Midstream Inc, 4.1250%, 6/15/29 (144A)	7,432,000		7,125,839
EnLink Midstream LLC, 5.6250%, 1/15/28 (144A)	6,693,000		6,826,860
EQM Midstream Partners LP, 4.7500%, 1/15/31 (144A)	8,412,000		7,865,220
EQT Corp, 3.6250%, 5/15/31 (144A)#	5,926,000		5,659,330
Great Western Petroleum LLC / Great Western Finance Corp,
12.0000%, 9/1/25 (144A)	3,473,000		3,872,395
Hess Midstream Operations LP, 4.2500%, 2/15/30 (144A)	5,561,000		5,247,360
Howard Midstream Energy Partners LLC, 6.7500%, 1/15/27 (144A)	10,438,000		10,229,240
NGL Energy Partners LP / NGL Energy Finance Corp, 7.5000%, 2/1/26 (144A)	6,471,000		6,365,458
Rockies Express Pipeline LLC, 4.9500%, 7/15/29 (144A)	3,092,000		2,995,344
Southwestern Energy Co, 5.3750%, 3/15/30	5,776,000		5,869,629
Viper Energy Partners LP, 5.3750%, 11/1/27 (144A)	8,289,000		8,443,258
			73,144,696
Finance Companies – 1.1%
FirstCash Inc, 4.6250%, 9/1/28 (144A)	5,509,000		5,122,599
FirstCash Inc, 5.6250%, 1/1/30 (144A)	5,664,000		5,442,198
OneMain Finance Corp, 3.8750%, 9/15/28	9,000,000		8,133,660
Owl Rock Core Income Corp, 4.7000%, 2/8/27 (144A)	8,750,000		8,415,575
Quicken Loans LLC, 3.8750%, 3/1/31 (144A)	12,378,000		11,202,090
			38,316,122
Financial Institutions – 0.2%
CPI Property Group SA, EUR SWAP ANNUAL 5 YR + 4.9440%, 4.8750%‡,µ	5,589,000	EUR	5,650,325
Industrial – 0.1%
AT Securities BV, USD SWAP SEMI 30/360 5YR + 3.5460%, 5.2500%‡,µ	5,000,000		4,932,750

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Industrial Conglomerates – 0.3%
General Electric Co, ICE LIBOR USD 3 Month + 3.3300%, 4.1560%‡,µ	$10,974,000	$10,521,322
Information Technology Services – 0.1%
KBR Inc, 4.7500%, 9/30/28 (144A)	1,648,000	1,606,701
Insurance – 1.6%
AssuredPartners Inc, 5.6250%, 1/15/29 (144A)	2,239,000	2,060,776
Athene Holding Ltd, 3.5000%, 1/15/31	6,715,000	6,427,267
Berkshire Hathaway Finance Corp, 3.8500%, 3/15/52	8,722,000	8,918,830
Brown & Brown Inc, 4.9500%, 3/17/52	5,188,000	5,539,066
Centene Corp, 3.3750%, 2/15/30	10,622,000	9,994,612
Progressive Corp/The, 3.0000%, 3/15/32	5,504,000	5,355,383
Prudential Financial Inc,
US Treasury Yield Curve Rate 5 Year + 3.0350%, 3.7000%, 10/1/50‡	3,317,000	3,039,699
Ryan Specialty Group LLC, 4.3750%, 2/1/30 (144A)	11,243,000	10,624,635
		51,960,268
Real Estate Investment Trusts (REITs) – 1.1%
Broadstone Net Lease LLC, 2.6000%, 9/15/31	10,107,000	8,999,828
Global Net Lease Inc / Global Net Lease Operating Partnership LP,
3.7500%, 12/15/27 (144A)	8,400,000	7,727,803
Lexington Realty Trust, 2.7000%, 9/15/30	5,313,000	4,902,091
MPT Operating Partnership LP / MPT Finance Corp, 4.6250%, 8/1/29	9,000,000	8,910,000
Safehold Operating Partnership LP, 2.8000%, 6/15/31	8,960,000	7,868,040
		38,407,762
Technology – 1.4%
Austin BidCo Inc, 7.1250%, 12/15/28 (144A)	10,670,000	9,923,100
Endure Digital Inc, 6.0000%, 2/15/29 (144A)	10,168,000	8,770,205
II-VI Inc, 5.0000%, 12/15/29 (144A)	8,971,000	8,769,152
Minerva Merger Sub Inc, 6.5000%, 2/15/30 (144A)	4,738,000	4,596,452
MSCI Inc, 3.6250%, 11/1/31 (144A)	9,019,000	8,489,134
Rocket Software Inc, 6.5000%, 2/15/29 (144A)#	6,735,000	6,112,012
		46,660,055
Transportation – 0.9%
Cargo Aircraft Management Inc, 4.7500%, 2/1/28 (144A)	13,321,000	13,002,362
StorCentric Inc, 5.8750%, 2/19/23 (144A)	6,000,000	6,000,000
Watco Cos LLC / Watco Finance Corp, 6.5000%, 6/15/27 (144A)	12,880,000	12,663,230
		31,665,592
Total Corporate Bonds (cost $1,110,783,735)		1,053,659,562
Convertible Corporate Bonds– 0.2%
Information Technology Services – 0.1%
Shift4 Payments Inc, 0.5000%, 8/1/27 (144A)	6,052,000	5,277,344
Interactive Media & Services – 0.1%
Snap Inc, 0.7500%, 8/1/26*,#	1,435,000	2,499,053
Total Convertible Corporate Bonds (cost $8,350,763)		7,776,397
Mortgage-Backed Securities– 19.0%
Fannie Mae:
2.0000%, TBA, 15 Year Maturity	14,522,062	14,097,858
3.0000%, TBA, 30 Year Maturity	140,920,000	137,792,844
3.5000%, TBA, 15 Year Maturity	5,799,117	5,914,577
3.0000%, TBA, 15 Year Maturity	16,732,212	16,840,971
2.5000%, TBA, 15 Year Maturity	7,679,559	7,587,289
3.5000%, TBA, 30 Year Maturity	100,739,923	100,876,929
4.0000%, TBA, 30 Year Maturity	33,871,454	34,554,980
4.5000%, TBA, 30 Year Maturity	7,181,000	7,446,984
		325,112,432
Fannie Mae Pool:
3.0000%, 10/1/34	185,374	187,403
6.0000%, 2/1/37	792	878
2.0000%, 2/1/42	710,160	668,759
2.0000%, 2/1/42	600,424	563,406
2.0000%, 2/1/42	97,516	91,503
3.0000%, 9/1/42	1,157,324	1,155,678
3.0000%, 1/1/43	1,608,172	1,605,885
3.0000%, 2/1/43	4,478,997	4,469,230
3.0000%, 2/1/43	636,901	635,995
3.0000%, 2/1/43	41,544	41,509
3.0000%, 3/1/43	1,891,005	1,889,376
3.0000%, 3/1/43	565,145	564,658
3.0000%, 5/1/43	458,255	457,860
3.0000%, 5/1/43	2,132	2,130
5.0000%, 7/1/44	6,914	7,464
4.5000%, 10/1/44	4,445	4,722
4.5000%, 3/1/45	6,509	6,915
3.0000%, 7/1/45	2,426,404	2,424,313
3.5000%, 12/1/45	309,229	314,610

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Fannie Mae Pool– (continued)
4.5000%, 2/1/46	$9,306	$9,876
3.5000%, 7/1/46	14,874	15,069
3.0000%, 9/1/46	1,122,239	1,120,644
3.0000%, 11/1/46	319,615	321,392
3.0000%, 1/1/47	89,589	90,087
3.5000%, 3/1/47	266,255	270,889
4.0000%, 5/1/47	989,605	1,028,599
3.5000%, 7/1/47	235,295	239,389
3.5000%, 8/1/47	3,007	3,034
3.5000%, 1/1/48	3,811	3,854
4.0000%, 1/1/48	13,967	14,452
3.0000%, 2/1/48	47,542	47,272
3.5000%, 3/1/48	3,392,987	3,436,086
4.0000%, 3/1/48	4,481	4,632
3.5000%, 7/1/48	6,162,479	6,243,439
4.5000%, 12/1/48	860,202	903,114
3.0000%, 9/1/49	392,131	386,226
2.5000%, 1/1/50	1,080,486	1,039,109
2.5000%, 8/1/50	111,550	107,551
2.5000%, 6/1/51	13,854,470	13,333,257
2.5000%, 8/1/51	264,138	252,509
2.0000%, 9/1/51	4,297,896	3,994,465
3.0000%, 9/1/51	16,752,081	16,418,357
2.5000%, 10/1/51	9,192,475	8,786,369
3.0000%, 2/1/57	5,939,784	5,897,887
3.0000%, 6/1/57	26,646	26,414
		79,086,266
Freddie Mac Gold Pool:
3.5000%, 1/1/47	180,768	185,803
Freddie Mac Pool:
3.0000%, 5/1/31	1,728,640	1,749,628
3.0000%, 9/1/32	235,057	237,939
3.0000%, 1/1/33	141,251	142,983
3.0000%, 10/1/34	416,889	421,944
3.0000%, 10/1/34	181,137	183,115
6.0000%, 4/1/40	16,807	18,704
2.0000%, 1/1/42	1,276,783	1,202,333
2.0000%, 3/1/42	3,408,233	3,198,081
2.0000%, 4/1/42	231,018	217,267
3.0000%, 2/1/43	5,007	5,002
3.5000%, 2/1/43	4,259	4,378
3.0000%, 3/1/43	98,186	97,932
3.0000%, 3/1/43	2,589	2,587
3.0000%, 6/1/43	140,876	139,149
3.0000%, 11/1/43	4,707,242	4,700,539
3.5000%, 2/1/44	13,080	13,445
4.5000%, 5/1/44	3,450	3,700
3.5000%, 12/1/44	239,499	244,216
3.0000%, 1/1/45	2,839	2,829
3.5000%, 7/1/46	3,198	3,234
3.0000%, 10/1/46	18,052	17,925
4.0000%, 3/1/47	8,074	8,386
3.5000%, 9/1/47	4,756	4,798
3.5000%, 12/1/47	47,952	48,529
3.5000%, 2/1/48	3,016	3,041
4.0000%, 4/1/48	1,613	1,666
4.5000%, 4/1/49	1,129,415	1,172,260
4.0000%, 5/1/49	4,854,553	4,981,744
3.5000%, 8/1/49	2,599,430	2,612,039
3.0000%, 10/1/49	456,636	449,168
3.0000%, 10/1/49	241,726	237,773
3.0000%, 11/1/49	772,150	759,522
3.0000%, 11/1/49	177,687	174,781
3.0000%, 11/1/49	33,549	33,000
3.0000%, 12/1/49	1,664,956	1,637,727
3.0000%, 12/1/49	780,755	767,987
3.0000%, 12/1/49	386,547	380,225
2.5000%, 1/1/50	467,648	449,747
3.0000%, 3/1/50	1,065,589	1,046,472
2.5000%, 8/1/50	56,740	54,716
2.5000%, 8/1/50	20,297	19,569
2.5000%, 9/1/50	112,316	108,267
2.5000%, 8/1/51	2,453,053	2,345,061
2.0000%, 9/1/51	4,622,663	4,296,322

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Freddie Mac Pool– (continued)
2.0000%, 9/1/51	$4,611,308	$4,285,769
2.5000%, 1/1/52	205,347	197,303
2.5000%, 1/1/52	127,818	122,530
		38,805,332
Ginnie Mae:
3.5000%, TBA, 30 Year Maturity	98,660,539	99,202,185
3.0000%, TBA, 30 Year Maturity	79,720,178	78,762,260
4.0000%, TBA, 30 Year Maturity	16,054,402	16,364,894
		194,329,339
Ginnie Mae I Pool:
4.5000%, 8/15/46	12,594	13,730
4.0000%, 7/15/47	4,201	4,348
4.0000%, 8/15/47	631	653
4.0000%, 11/15/47	965	999
4.0000%, 12/15/47	2,174	2,250
		21,980
Ginnie Mae II Pool:
4.5000%, 2/20/48	137,517	144,461
4.5000%, 5/20/48	3,612	3,761
4.5000%, 5/20/48	1,194	1,244
		149,466
Total Mortgage-Backed Securities (cost $649,140,415)		637,690,618
Common Stocks– 0.4%
Airlines – 0.2%
Southwest Airlines Co*	120,441	5,516,198
Diversified Financial Services – 0%
Clarivate Analytics PLC*	4,217	70,677
Hotels, Restaurants & Leisure – 0.1%
Vail Resorts Inc	17,241	4,487,315
Semiconductor & Semiconductor Equipment – 0.1%
NVIDIA Corp	12,946	3,532,446
Total Common Stocks (cost $15,192,617)		13,606,636
Preferred Stocks– 0.3%
Consumer Cyclical – 0%
Quiksilver Inc¢	12,688	10,785
Finance Companies – 0%
Castlelake Aircraft Securitization Trust 2018-1, 6/15/43 (144A)‡	1,000,000	260,000
Upstart Securitization Trust 2019-3, 1/21/30 (144A)	8,250	1,196,250
		1,456,250
Industrial – 0.1%
Project Silver, 3/15/44 (144A)‡	1,500,000	345,000
START Ireland, 3/15/44 (144A)‡	1,500,000	390,000
Thunderbolt II Aircraft Lease Ltd, 9/15/38 (144A)	10	539,939
Thunderbolt III Aircraft Lease Ltd, 11/15/39 (144A)‡	5,000,000	750,000
		2,024,939
Student Loan – 0.2%
SoFi Professional Loan Program 2017-E LLC, 11/26/40 (144A)	25,000	421,270
SoFi Professional Loan Program 2017-F LLC, 1/25/41 (144A)	35,000	705,100
SoFi Professional Loan Program 2018-C Trust, 1/25/48 (144A)	58,000	1,053,663
SoFi Professional Loan Program 2018-D Trust, 2/25/48 (144A)	76,000	955,647
SoFi Professional Loan Program 2019-B LLC, 8/17/48 (144A)	70,900	993,887
SoFi Professional Loan Program 2020-A Trust, 5/15/46 (144A)	34,000	1,145,263
		5,274,830
Total Preferred Stocks (cost $29,010,353)		8,766,804
Convertible Preferred Stocks– 0.1%
Health Care Equipment & Supplies – 0.1%
Becton Dickinson and Co, 6.0000%, 6/1/23((cost $4,769,619)	94,450	5,018,129
Investment Companies– 3.1%
Money Markets – 3.1%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº,£((cost $102,359,133)	102,348,898	102,359,133
Investments Purchased with Cash Collateral from Securities Lending– 0.6%
Investment Companies – 0.5%
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº,£	14,698,436	14,698,436
Time Deposits – 0.1%
Royal Bank of Canada, 0.2900%, 4/1/22	$4,637,459	4,637,459
Total Investments Purchased with Cash Collateral from Securities Lending (cost $19,335,895)		19,335,895
Total Investments (total cost $4,030,566,154) – 115.3%		3,862,791,532
Liabilities, net of Cash, Receivables and Other Assets – (15.3)%		(511,649,830)
Net Assets – 100%		$3,351,141,702

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$3,613,280,627	93.5%
Canada	43,847,352	1.1
Cayman Islands	39,081,034	1.0
Luxembourg	30,734,231	0.8
United Kingdom	18,768,859	0.5
Germany	17,219,368	0.4
Israel	14,609,796	0.4
Peru	13,887,723	0.4
Australia	11,205,132	0.3
Panama	10,732,195	0.3
Mexico	9,683,100	0.3
Zambia	8,745,240	0.2
Burkina Faso	7,643,872	0.2
Czech Republic	5,650,325	0.2
Sweden	5,414,846	0.1
France	4,136,461	0.1
Italy	3,603,829	0.1
Macao	2,838,098	0.1
Ireland	1,319,444	0.0
Bermuda	390,000	0.0

Total	$3,862,791,532	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/22
Investment Companies - 3.1%
Money Markets - 3.1%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº	$108,871	$2,723	$(2,723)	$102,359,133
Investments Purchased with Cash Collateral from Securities Lending - 0.5%
Investment Companies - 0.5%
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº	24,893∆	-	-	14,698,436
Total Affiliated Investments - 3.5%	$133,764	$2,723	$(2,723)	$117,057,569

	Value at 6/30/21	Purchases	Sales Proceeds	Value at 3/31/22
Investment Companies - 3.1%
Money Markets - 3.1%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº	217,738,920	1,175,925,887	(1,291,305,674)	102,359,133
Investments Purchased with Cash Collateral from Securities Lending - 05%
Investment Companies - 0.5%
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº	4,455,764	80,084,899	(69,842,227)	14,698,436

Schedule of Forward Foreign Currency Exchange Contracts

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Citibank, National Association:
Canadian Dollar	5/13/22	(4,998,106)	$3,935,377	$(62,578)
Euro	5/13/22	2,750,000	(3,085,422)	(39,455)

				(102,033)
JPMorgan Chase Bank, National Association:
British Pound	5/13/22	544,500	(740,154)	(25,182)
British Pound	5/13/22	(544,500)	738,878	23,906
Euro	5/13/22	(47,656,222)	54,346,918	1,561,742

				1,560,466
Total				$1,458,433

Schedule of Futures

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
10 Year US Treasury Note	4,421	6/30/22	$543,230,375	$(15,611,656)
Futures Short:
2 Year US Treasury Note	324	7/6/22	(68,662,688)	1,273,829
5 Year US Treasury Note	3,854	7/6/22	(442,005,625)	13,952,869
Ultra 10-Year Treasury Note	511	6/30/22	(69,224,531)	3,947,766
Ultra Long Term US Treasury Bond	24	6/30/22	(4,251,000)	(3,750)
US Treasury Long Bond	63	6/30/22	(9,453,938)	286,945
Total - Futures Short				19,457,659
Total				$3,846,003

Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Reference Asset	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Value
CDX.NA.HY.37, Fixed Rate of 5.00%, Paid Quarterly	12/20/26	(194,500,000)	USD	$(9,214,200)	$(3,471,875)	$(12,686,075)
CDX.NA.IG.37, Fixed Rate of 1.00%, Paid Quarterly	12/20/26	(33,000,000)	USD	(387,375)	(194,113)	(581,488)
Total				$(9,601,575)	$(3,665,988)	$(13,267,563)

Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2022

Credit default swaps:
Average notional value - buy protection	$ (2,507,606)
Average notional value - sell protection	973,521
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	13,908,832
Average amounts sold - in USD	81,042,288
Futures contracts:
Average notional value of contracts - long	1,020,927,271
Average notional value of contracts - short	259,544,366
Interest rate swaps:
Average notional value - pay fixed rate/receive floating rate	88,156

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA

(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2022 is $2,488,971,207, which represents 74.3% of net assets.

*	Non-income producing security.
ƒ

All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date.

‡

Variable or floating rate security. Rate shown is the current rate as of March 31, 2022. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of March 31, 2022.
#	Loaned security; a portion of the security is on loan at March 31, 2022.
µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
◊	Zero coupon bond.
¤

Interest only security. An interest only security represents the interest only portion of a pool of underlying mortgages or mortgage-backed securities which are separated and sold individually from the principal portion of the securities. Principal amount shown represents the par value on which interest payments are based.

Ø	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended March 31, 2022 is $12,207, which represents 0.0% of net assets.
£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$1,791,272,900	$-
Bank Loans and Mezzanine Loans	-	223,304,036	1,422
Corporate Bonds	-	1,053,659,562	-
Convertible Corporate Bonds	-	7,776,397	-
Mortgage-Backed Securities	-	637,690,618	-
Common Stocks	13,606,636	-	-
Preferred Stocks	-	8,756,019	10,785
Convertible Preferred Stocks	-	5,018,129	-
Investment Companies	-	102,359,133	-
Investments Purchased with Cash Collateral from Securities Lending	-	19,335,895	-
Total Investments in Securities	$13,606,636	$3,849,172,689	$12,207
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	1,585,648	-
Futures Contracts	19,461,409	-	-
Total Assets	$33,068,045	$3,850,758,337	$12,207
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$127,215	$-
Futures Contracts	15,615,406	-	-
Centrally Cleared Swaps	-	3,665,988	-
Total Liabilities	$15,615,406	$3,793,203	$-

(a)

Other financial instruments include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of March 31, 2022.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70289 05-22